Reportable Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
REPORTABLE SEGMENTS
REPORTABLE SEGMENTS
From January 1, 2010 until December 31, 2011, MEMC was organized by end market, with three business segments: Semiconductor Materials, Solar Materials, and Solar Energy. During the fourth quarter of 2011, we initiated a large scale global restructuring plan across all of our reportable segments (see Note 3). As part of our restructuring plan, effective January 1, 2012, we consolidated our two solar business units' operations into one business unit, and since that date we have been engaged in two reportable segments, Semiconductor Materials and Solar Energy.
MEMC’s Semiconductor Materials segment includes the development, production and marketing of semiconductor wafers with a wide variety of features satisfying numerous product specifications to meet our customers’ exacting requirements, which wafers are utilized in the manufacture of semiconductor devices.
MEMC's Solar Energy segment provides solar energy services that integrate the design, installation, financing, monitoring, operations and maintenance portions of the downstream solar market to provide a comprehensive solar energy service to our customers. The results of the segment include the operating of, leasing of and sale of solar energy systems and services to customers who purchase renewable energy by delivering solar power to them under long term power purchase arrangements and feed in tariff arrangements. Our Solar Energy segment also manufactures polysilicon, silicon wafers and solar modules to support our downstream solar business, as well as for sale to external customers.
The Chief Operating Decision Maker (“CODM”) is our Chief Executive Officer. The CODM evaluates segment performance based on segment operating profit plus interest expense. In order to determine segment operating profit, standard costs are used as the basis for raw material costs allocated between segments and any related variances are allocated based on usage of those raw materials. MEMC incurs expenses for research and development costs and marketing activities that are not specific to any one segment or allocated to any segments. These costs, as well as general corporate marketing and administration costs, substantially all of our stock compensation expense, research and development administration costs, legal professional services and related costs, and other items are not evaluated by segment and are included in Corporate and other below. Because certain sites include operations, facilities and/or back office functions that are utilized to support our Semiconductor Materials and Solar Energy businesses, we do not have discrete financial information for total assets. Accordingly, the CODM does not consider total assets when analyzing segment performance. The CODM also evaluates the business on several other key operating metrics, including free cash flow.

	For the year ended December 31,
In millions	2012	2011	2010
Net sales:
Semiconductor Materials	$917.5	$1,023.1	$992.6
Solar Energy	1,612.4	1,692.4	1,246.6
Consolidated net sales	$2,529.9	$2,715.5	$2,239.2
Operating (loss) income:
Semiconductor Materials	$(5.0)	$(31.1)	$68.2
Solar Energy	162.2	(1,144.0)	76.2
Corporate and other	(100.0)	(125.4)	(123.3)
Consolidated operating (loss) income	$57.2	$(1,300.5)	$21.1
Interest expense:
Semiconductor Materials	$(1.2)	$(1.6)	$3.2
Solar Energy	76.5	35.5	25.8
Corporate and other	60.0	43.3	—
Consolidated interest expense	$135.3	$77.2	$29.0
Depreciation and amortization:
Semiconductor Materials	$121.6	$124.2	$108.8
Solar Energy	119.3	102.9	56.0
Corporate and other	6.0	—	—
Consolidated depreciation and amortization	$246.9	$227.1	$164.8
Capital expenditures:
Semiconductor Materials	$75.1	$144.6	$150.4
Solar Energy(1)	401.9	901.4	479.6
Corporate and other	8.9	4.6	2.1
Consolidated capital expenditures	$485.9	$1,050.6	$632.1
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(1)	Consists primarily of construction of solar energy systems of $346.9 million, $598.1 million and $280.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

All Segments
Due to macroeconomic circumstances, which affected all of our segments, in December 2011 we committed to a series of actions that reduced our global workforce, right sized our production capacity and accelerated operating cost cutting measures in 2012. In addition, based on the adverse market conditions, MEMC incurred charges in 2011 associated with the impairment of long-lived assets, impairments of goodwill and certain investments, write-downs of inventory and the realizability of deferred tax assets (see Note 3 for a summary of these charges by reportable segment).
During the second quarter of 2010, we received $11.9 million in net insurance proceeds from our business interruption lost profits claim related to the disruption in production at our Pasadena, Texas facility as a result of Hurricane Ike in 2008. Of this amount, $8.0 million was recorded to our Semiconductor Materials segment and $3.9 million was recorded to our Solar Energy segment. No similar transactions occurred during 2012 or 2011.
Semiconductor Materials
Due to the earthquake in Japan on March 11, 2011, our semiconductor wafer production in Japan was suspended from that time through April 12, 2011. Because of the unplanned downtime and damages to the plant, we recorded $27.2 million as period charges to operating margin in the year ended December 31, 2011, with $15.8 million recorded to cost of goods sold due to the under absorption of costs, inventory adjustments, and asset impairment charges. We had no similar adjustments during the year ended December 31, 2012.
During the year ended December 31, 2012 and December 31, 2011, we recorded insurance recoveries related to the above earthquake charges of $4.0 million and $4.0 million. respectively. We had no similar charges during the year ended December 31, 2010.
Solar Energy

During the year ended December 31, 2012, we recognized revenue of $37.1 million for the termination of the Conergy long-term wafer supply agreement. Similarly, during the years ended December 31, 2012 and December 31, 2011, there was $0.7 million and $175.7 million, respectively, of revenue recognized as part of the Suntech wafer supply contract resolution. There was no such revenue in the year ended December 31, 2010.
As discussed in Note 3, we recorded a favorable adjustment of $69.2 million of income related to the settlement of the Evonik take or pay contract as well as a gain of $31.7 million related to the receipt of a manufacturing plant from Evonik. In addition to the above items and other restructuring, impairment, and other charges discussed in Note 3, we recognized charges of $5.5 million during the year ended December 31, 2012 and $37.4 million and $5.7 million during the years ended December 31, 2011 and 2010, respectively, to cost of goods sold related to the estimated probable shortfall to our purchase obligations associated with certain take-or-pay agreements we have with suppliers for raw materials. See Note 19.
Given the deterioration in polysilicon and solar wafer pricing, we recorded a lower of cost or market adjustment on our raw material and finished goods inventory in the Solar Energy segment of approximately $3.4 million and $107.0 million in the years ended December 31, 2012 and December 31, 2011, respectively. No such charges were taken in 2010. See Note 7.
We recorded a goodwill impairment of $440.5 million for the Solar Energy segment in the year ended December 31, 2011 (see Note 3). No such impairments were taken in 2010. No goodwill exists as of December 31, 2012.
Corporate and Other
Approximately $8.6 million of net expenses were recorded in Corporate and other, related to legal cases during the year ended December 31, 2011. No such net expenses were recorded in 2012 or 2010. Because the business decisions resulting in this litigation affected multiple segments, these expenses were recorded to Corporate and other. The remaining portion of expenses recorded to Corporate and other included stock-based compensation expense, general corporate marketing and administration costs, research and development administration costs, legal and tax professional services and related costs, and other personnel costs not reflected in the operating segments.
Geographic Segments
Geographic financial information is as follows:
Net Sales to Customers

	For the year ended December 31,
	2012	2011	2010
Dollars in millions
United States	$735.3	$447.5	$242.8
Foreign	1,794.6	2,268.0	1,996.4
Total	$2,529.9	$2,715.5	$2,239.2

Foreign revenues were derived from sales to the following countries:

	For the year ended December 31,
	2012	2011	2010
Dollars in millions
China	$82.8	$598.8	$415.8
Korea	198.8	237.1	176.9
Taiwan	408.4	530.0	549.4
Italy	234.2	375.6	385.3
Canada	248.6	104.9	4.4
Spain	175.8	42.3	2.0
Other foreign countries	446.0	379.3	462.6
Total	$1,794.6	$2,268.0	$1,996.4

Net sales are attributed to countries based on the location of the customer.
Our customers fall into five categories: (i) semiconductor device and solar cell and module manufacturers; (ii) commercial customers, which principally include private equity firms, large, national retail chains and real estate property management firms; (iii) federal, state and municipal governments; (iv) financial institutions, private equity firms and insurance companies; and (v) utilities. Our customers are located in various geographic regions including North America, Europe, and Asia Pacific, and are generally well capitalized. As such, our concentration of credit risk is considered minimal. For our solar energy systems, we typically collect the full sales proceeds upon final close and transfer of the system. Sales to any specific customer did not exceed 10% of consolidated net sales for the year ended December 31, 2012 or December 31, 2011. There were two customers where sales did exceed 10% of consolidated net sales for the year ended December 31, 2010.

Property, plant and equipment, net of accumulated depreciation

	As of December 31,
	2012	2011
Dollars in millions
United States	$1,510.0	$975.2
Japan	120.9	165.3
Taiwan	231.7	255.4
Italy	215.9	427.5
Other foreign countries	594.5	569.7
Total	$2,673.0	$2,393.1